Cover	Sep. 14, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Registrant Name	CARIS LIFE SCIENCES, INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-42706
Entity Tax Identification Number	85-2077369
Entity Address, Address Line One	750 W. John Carpenter Freeway
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	866
Local Phone Number	771-8946
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002019410
Amendment Flag	false
NASDAQ - ALL MARKETS
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CAI
Security Exchange Name	NASDAQ
NYSE TEXAS, INC.
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CAI
Security Exchange Name	NYSETX